Income Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Income Tax Disclosure [Abstract]
Schedule of Loss Before Income Taxes	Loss before income taxes consisted of:
	June 30	June 30
	2022	2023
	RMB	RMB	US$
Non-PRC	-	-	-
PRC	(12,981)	(5,834)	(806)
	(12,981)	(5,834)	(806)

Schedule of Income Tax Expenses	The following table presents the composition of income tax expenses for the six months ended June 30, 2022 and 2023:
	June 30	June 30
	2022	2023
	RMB	RMB	US$
Current income tax expense	5	1,344	185
Deferred income tax expense	-	-	-
	5	1,344	185